Schedule of related party transactions (Details) - Joint Venture Polar Charge ABand Its Subsidiaries [member] - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
External costs invoiced to Polar Charge AB	kr 2,252	kr 53
Lease payments made to Polar Charge AB	kr 3,728	kr 3,416